Long-Term Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-term debt, net of discounts and including fair value adjustments
Total long-term debt (less current maturities)	$ 3,206	$ 3,701
Current maturities of long-term debt	457	400
Total	3,663	4,101
RAI [Member]
Long-term debt, net of discounts and including fair value adjustments
Total long-term debt (less current maturities)	3,145	3,580
Current maturities of long-term debt	399	400
Total	3,146	3,580
RJR [Member]
Long-term debt, net of discounts and including fair value adjustments
Total	60	121
9.25%, notes due 2013 [Member] | RJR [Member]
Long-term debt, net of discounts and including fair value adjustments
Total RAI debt	60	60
7.25% guaranteed, notes due 2012 [Member] | RAI [Member]
Long-term debt, net of discounts and including fair value adjustments
Total RAI debt		412
7.25% guaranteed, notes due 2012 [Member] | RJR [Member]
Long-term debt, net of discounts and including fair value adjustments
Total RAI debt		61
7.3% guaranteed, notes due 2015 [Member] | RAI [Member]
Long-term debt, net of discounts and including fair value adjustments
Total RAI debt	199	199
6.75% guaranteed, notes due 2017 [Member] | RAI [Member]
Long-term debt, net of discounts and including fair value adjustments
Total RAI debt	797	811
7.25% guaranteed, notes due 2013 [Member] | RAI [Member]
Long-term debt, net of discounts and including fair value adjustments
Total RAI debt	624	623
7.25% guaranteed, notes due 2037 [Member] | RAI [Member]
Long-term debt, net of discounts and including fair value adjustments
Total RAI debt	448	448
7.625% guaranteed, notes due 2016 [Member] | RAI [Member]
Long-term debt, net of discounts and including fair value adjustments
Total RAI debt	829	838
7.75% guaranteed, notes due 2018 [Member] | RAI [Member]
Long-term debt, net of discounts and including fair value adjustments
Total RAI debt	$ 249	$ 249